J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan Latin America Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated May 1, 2014

to the Prospectuses dated February 28, 2014, as supplemented

Effective immediately, the portfolio manager information for the JPMorgan Latin America Fund (the “Fund”) in the section titled “Management” in the Fund’s “Risk/Return Summary” is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title
Luis Carrillo	2007	Managing Director
Sophie Bosch	2013	Executive Director

In addition, the paragraph regarding the Fund in the section titled “The Funds’ Management and Administration — The Portfolio Managers” is hereby deleted in its entirety and replaced by the following:

Latin America Fund

The Latin America team is led by Luis Carrillo. Mr. Carrillo, Managing Director, is a portfolio manager in the Global Emerging Markets Group. Mr. Carrillo joined JPMIM in 1998. Previously, Mr. Carrillo was employed by several consulting firms where he offered strategic and financial advice concerning Latin America and Asia. Mr. Carrillo received a B.S. degree in engineering and a graduate degree in industrial engineering from the Universidad Anahuac in Mexico and an M.B.A. in Finance from the Wharton School of the University of Pennsylvania. Working with Mr. Carrillo is Sophie Bosch. Ms. Bosch, Executive Director, is a regional portfolio manager for Latin America portfolios within the Emerging Markets Equity Team. She joined JPMIM in 1999. Ms. Bosch received a B.A. in Business Management from the Wharton School and a B.S. in International Relations from the College of Arts and Sciences at the University of Pennsylvania.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-LA-514

J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan Latin America Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated May 1, 2014

to the Statement of Additional Information dated February 28, 2014, as supplemented

Effective immediately, the information in the SAI under the headings “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” and “Portfolio Managers — Portfolio Managers’ Ownership of Securities” with respect to the JPMorgan Latin America Fund is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of October 31, 2013:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Latin America Fund
Luis Carrillo	0	$0	2	$1,419,870	2	$240,874
Sophie Bosch	0	0	2	1,419,870	2	320,242

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of October 31, 2013:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Latin America Fund
Luis Carrillo	0	$0	2	$497,389	1	$136,234
Sophie Bosch	0	0	0	0	0	0

Portfolio Managers’ Ownership of Securities

The following table indicates for each Fund the dollar range of securities of each Fund beneficially owned by each portfolio manager, as of October 31, 2013:

Dollar Range of Securities in the Fund
	None	$1— $10,000	$10,001— $50,000	$50,001— $100,000	$100,001— $500,000	$500,001— $1,000,000	Over $1,000,000
Latin America Fund
Luis Carrillo	X
Sophie Bosch	X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

SUP-SAI-LA-514